Contents of Significant Accounts - Components of Other Comprehensive Income (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Statement Of Changes In Equity [Abstract]
Remeasurements of defined benefit pension plans , Arising during the period	$ (192,581)		$ 106,403	$ (55,060)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	4,815,361		5,486,209	1,454,018
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss, Arising during the period				(2,572)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Arising during the period	883,508		899,025	(103,319)
Exchange differences on translation of foreign operations, Arising during the period	(2,917,361)		(3,292,023)	(47,417)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Arising during the period	37,474		8,799	(11,069)
Total other comprehensive income (loss), Arising during the period	2,626,401		3,208,413	1,234,581
Exchange differences on translation of foreign operations, Reclassification adjustments during the period	(2,919)		14,085	408
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Reclassification adjustments during the period	22,843		6,594	(12,897)
Total other comprehensive income (loss), Reclassification adjustments during the period	19,924		20,679	(12,489)
Remeasurements of defined benefit pension plans, Before tax	(192,581)	$ (6,858)	106,403	(55,060)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Before tax	4,815,361	171,487	5,486,209	1,454,018
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss, Before tax				(2,572)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Before tax	883,508	31,464	899,025	(103,319)
Exchange differences on translation of foreign operations, Before tax	(2,920,280)	(103,999)	(3,277,938)	(47,009)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Before tax	60,317	2,148	15,393	(23,966)
Total other comprehensive income (loss), Before tax	2,646,325		3,229,092	1,222,092
Remeasurements of defined benefit pension plans, Income tax effect	38,516		(21,281)	32,647
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Income tax effect	(134,887)		(394,695)	(419,198)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss, Income tax effect				514
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Income tax effect	(115,048)		(41,643)	27,741
Exchange differences on translation of foreign operations, Income tax effect	38,541		14,949	(28,845)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Income tax effect	7,372		(8,843)	659
Total other comprehensive income (loss), Income tax effect	(165,506)		(451,513)	(386,482)
Remeasurements of defined benefit pension plans, Net of tax	(154,065)		85,122	(22,413)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Net of tax	4,680,474		5,091,514	1,034,820
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss, Net of tax				(2,058)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Net of tax	768,460		857,382	(75,578)
Exchange differences on translation of foreign operations, Net of tax	(2,881,739)		(3,262,989)	(75,854)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Net of tax	67,689		6,550	(23,307)
Total other comprehensive income, net of tax	$ 2,480,819	$ 88,348	$ 2,777,579	$ 835,610